Financial assets (Details) € in Thousands, $ in Millions	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Aug. 16, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Financial assets.
Short term deposit	€ 38	$ 50.0		€ 38
Proceeds from maturity of short-term deposits | $			$ 25.0
Current financial assets	25,505	$ 25.0
Term deposits | €	€ 25,500